State Street SPDR Bloomberg Emerging Markets Local Bond ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg EM Local Currency Government Diversified Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	(0.20%)	3.02%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
State Street SPDR Bloomberg Emerging Markets Local Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	15.12%	(0.41%)	2.55%
State Street SPDR Bloomberg Emerging Markets Local Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.51%	(1.55%)	1.77%
State Street SPDR Bloomberg Emerging Markets Local Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.00%	(0.77%)	1.69%